Quarterly Holdings Report
for
Fidelity® MSCI Information Technology Index ETF
October 31, 2023
T07-NPRT1-1223
1.9584815.109

Schedule of Investments October 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
		Shares	Value
COMMUNICATIONS EQUIPMENT – 3.6%
Communications Equipment – 3.6%
ADTRAN Holdings, Inc.		189,337	$ 1,243,944
Arista Networks, Inc. (a)		176,168	35,298,782
Calix, Inc. (a)		78,221	2,590,680
Cambium Networks Corp. (a)		31,198	155,366
Ciena Corp. (a)		140,963	5,948,639
Cisco Systems, Inc.		2,624,670	136,824,047
Clearfield, Inc. (a)		35,285	847,546
CommScope Holding Co., Inc. (a)		525,441	777,653
Digi International, Inc. (a)		73,170	1,842,421
Extreme Networks, Inc. (a)		167,299	3,449,705
F5, Inc. (a)		50,953	7,723,965
Harmonic, Inc. (a)		195,747	2,112,110
Infinera Corp. (a)		507,168	1,486,002
Juniper Networks, Inc.		267,587	7,203,442
Lumentum Holdings, Inc. (a)		80,723	3,165,149
Motorola Solutions, Inc.		112,000	31,187,520
NETGEAR, Inc. (a)		69,627	880,085
Netscout Systems, Inc. (a)		110,582	2,414,005
Ribbon Communications, Inc. (a)		235,891	443,475
ViaSat, Inc. (a)		99,248	1,830,133
Viavi Solutions, Inc. (a)		326,211	2,537,922
TOTAL COMMUNICATIONS EQUIPMENT	249,962,591
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 4.1%
Electronic Components – 1.0%
Amphenol Corp. Class A		398,314	32,084,193
Bel Fuse, Inc. Class B		1,436	77,802
Belden, Inc.		47,326	3,355,413
Coherent Corp. (a)		140,569	4,160,842
Corning, Inc.		566,343	15,155,339
Knowles Corp. (a)		170,521	2,215,068
Lightwave Logic, Inc. (a)		274,520	1,243,576
Littelfuse, Inc.		22,310	4,833,908
Rogers Corp. (a)		21,850	2,685,146
Vishay Intertechnology, Inc.		147,254	3,274,929
			69,086,216
Electronic Equipment & Instruments – 1.3%
Advanced Energy Industries, Inc.		41,289	3,602,878
Arlo Technologies, Inc. (a)		226,995	1,927,188
Badger Meter, Inc.		32,099	4,447,316
Cognex Corp.		142,646	5,133,830
Crane NXT Co.		62,666	3,258,632
Evolv Technologies Holdings, Inc. (a)		206,446	877,395
FARO Technologies, Inc. (a)		47,587	612,445
Itron, Inc. (a)		55,622	3,186,028
Keysight Technologies, Inc. (a)		123,449	15,066,950
MicroVision, Inc. (a)		445,601	842,186
Mirion Technologies, Inc. (a)		354,761	2,458,494
Napco Security Technologies, Inc.		74,703	1,372,294

		Shares	Value

nLight, Inc. (a)		110,044	$ 916,667
Novanta, Inc. (a)		33,901	4,476,966
OSI Systems, Inc. (a)		26,629	2,776,606
PAR Technology Corp. (a)		68,473	1,998,727
SmartRent, Inc. (a)		404,234	974,204
Teledyne Technologies, Inc. (a)		34,417	12,892,264
Trimble, Inc. (a)		192,025	9,050,138
Vishay Precision Group, Inc. (a)		30,288	906,217
Vontier Corp.		159,958	4,728,358
Zebra Technologies Corp. Class A (a)		39,023	8,172,587
			89,678,370
Electronic Manufacturing Services – 1.1%
Benchmark Electronics, Inc.		90,210	2,183,984
CTS Corp.		66,351	2,482,191
Fabrinet (a)		40,101	6,215,655
Flex Ltd. (a)		354,789	9,125,173
IPG Photonics Corp. (a)		34,133	2,932,025
Jabil, Inc.		103,289	12,683,889
Kimball Electronics, Inc. (a)		62,684	1,642,321
Methode Electronics, Inc.		83,113	1,900,794
Plexus Corp. (a)		36,812	3,619,356
Sanmina Corp. (a)		69,761	3,548,742
TE Connectivity Ltd.		212,939	25,094,861
TTM Technologies, Inc. (a)		206,148	2,368,641
			73,797,632
Technology Distributors – 0.7%
Arrow Electronics, Inc. (a)		50,091	5,680,820
Avnet, Inc.		98,298	4,554,146
CDW Corp.		95,708	19,179,883
ePlus, Inc. (a)		52,863	3,303,938
Insight Enterprises, Inc. (a)		31,366	4,494,748
PC Connection, Inc.		29,112	1,559,821
ScanSource, Inc. (a)		61,996	1,884,678
TD SYNNEX Corp.		49,889	4,573,824
			45,231,858
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS	277,794,076
IT SERVICES – 5.6%
Internet Services & Infrastructure – 1.6%
Akamai Technologies, Inc. (a)		119,234	12,320,449
BigCommerce Holdings, Inc. Series 1 (a)		160,622	1,427,930
Cloudflare, Inc. Class A (a)		200,649	11,374,792
DigitalOcean Holdings, Inc. (a)		83,265	1,703,602
Fastly, Inc. Class A (a)		196,501	2,882,670
GoDaddy, Inc. Class A (a)		118,143	8,651,612
MongoDB, Inc. (a)		50,236	17,310,823
Okta, Inc. (a)		124,933	8,421,733
Rackspace Technology, Inc. (a)		126,964	154,896

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
		Shares	Value
IT SERVICES – continued
Internet Services & Infrastructure – continued
Snowflake, Inc. Class A (a)		174,381	$ 25,307,914
Squarespace, Inc. Class A (a)		88,502	2,514,342
Twilio, Inc. Class A (a)		144,045	7,383,747
VeriSign, Inc. (a)		68,479	13,672,517
			113,127,027
IT Consulting & Other Services – 4.0%
Accenture PLC Class A		405,197	120,379,977
Cognizant Technology Solutions Corp. Class A		348,928	22,495,388
DXC Technology Co. (a)		215,061	4,337,780
EPAM Systems, Inc. (a)		44,767	9,739,956
Gartner, Inc. (a)		55,044	18,276,810
Grid Dynamics Holdings, Inc. (a)		142,240	1,442,313
Hackett Group, Inc.		57,823	1,288,875
International Business Machines Corp.		586,680	84,857,395
Kyndryl Holdings, Inc. (a)		295,538	4,323,721
Perficient, Inc. (a)		45,688	2,658,585
Thoughtworks Holding, Inc. (a)		240,979	816,919
			270,617,719
TOTAL IT SERVICES	383,744,746
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 20.6%
Semiconductor Materials & Equipment – 3.5%
ACM Research, Inc. Class A (a)		109,794	1,493,198
Aehr Test Systems (a)		65,966	1,554,159
Amkor Technology, Inc.		140,655	2,934,063
Applied Materials, Inc.		547,484	72,459,507
Axcelis Technologies, Inc. (a)		32,236	4,110,090
Cohu, Inc. (a)		78,681	2,371,445
Enphase Energy, Inc. (a)		96,954	7,715,599
Entegris, Inc.		112,966	9,945,527
FormFactor, Inc. (a)		108,924	3,690,345
Ichor Holdings Ltd. (a)		72,267	1,753,198
KLA Corp.		91,432	42,945,610
Kulicke & Soffa Industries, Inc.		70,326	2,926,265
Lam Research Corp.		88,123	51,835,711
MKS Instruments, Inc.		56,411	3,703,946
Onto Innovation, Inc. (a)		48,301	5,427,583
PDF Solutions, Inc. (a)		63,841	1,693,702
Photronics, Inc. (a)		132,335	2,429,671
SolarEdge Technologies, Inc. (a)		42,587	3,234,483
Teradyne, Inc.		115,493	9,617,102
Ultra Clean Holdings, Inc. (a)		82,931	1,978,734
Veeco Instruments, Inc. (a)		107,790	2,580,493
			236,400,431
Semiconductors – 17.1%
Advanced Micro Devices, Inc. (a)		1,033,670	101,816,495
Allegro MicroSystems, Inc. (a)		93,159	2,418,408

		Shares	Value

Alpha & Omega Semiconductor Ltd. (a)		57,889	$ 1,373,127
Ambarella, Inc. (a)		47,594	2,141,254
Analog Devices, Inc.		328,563	51,692,817
Broadcom, Inc.		264,548	222,582,751
CEVA, Inc. (a)		57,344	984,596
Cirrus Logic, Inc. (a)		59,975	4,014,127
Credo Technology Group Holding Ltd. (a)		214,454	3,049,536
Diodes, Inc. (a)		50,172	3,265,194
First Solar, Inc. (a)		74,198	10,569,505
Impinj, Inc. (a)		36,598	2,364,597
indie Semiconductor, Inc. Class A (a)		289,179	1,414,085
Intel Corp.		2,693,291	98,305,121
Lattice Semiconductor Corp. (a)		108,017	6,006,825
MACOM Technology Solutions Holdings, Inc. (a)		65,883	4,647,387
MagnaChip Semiconductor Corp. (a)		107,774	796,450
Marvell Technology, Inc.		577,664	27,277,294
MaxLinear, Inc. (a)		108,478	1,648,866
Microchip Technology, Inc.		366,908	26,156,871
Micron Technology, Inc.		718,421	48,040,812
Monolithic Power Systems, Inc.		32,193	14,220,936
Navitas Semiconductor Corp. (a)		264,305	1,384,958
NVIDIA Corp.		678,418	276,658,860
NXP Semiconductors NV		173,565	29,927,813
ON Semiconductor Corp. (a)		292,495	18,321,887
Power Integrations, Inc.		57,722	4,001,866
Qorvo, Inc. (a)		81,499	7,124,643
QUALCOMM, Inc.		720,796	78,559,556
Rambus, Inc. (a)		101,424	5,510,366
Semtech Corp. (a)		123,378	1,722,357
Silicon Laboratories, Inc. (a)		32,315	2,978,797
SiTime Corp. (a)		27,275	2,722,045
Skyworks Solutions, Inc.		118,105	10,244,428
SMART Global Holdings, Inc. (a)		111,937	1,533,537
Synaptics, Inc. (a)		47,210	3,949,589
Texas Instruments, Inc.		583,644	82,883,284
Universal Display Corp.		41,956	5,839,436
Wolfspeed, Inc. (a)		115,410	3,905,474
			1,172,055,950
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,408,456,381
SOFTWARE – 41.8%
Application Software – 14.1%
8x8, Inc. (a)		247,486	589,017
ACI Worldwide, Inc. (a)		151,523	3,086,523
Adobe, Inc. (a)		294,608	156,749,132
Agilysys, Inc. (a)		44,735	3,837,816
Alarm.com Holdings, Inc. (a)		67,482	3,450,355

Quarterly Report	3

Common Stocks – continued
	Shares	Value
SOFTWARE – continued
Application Software – continued
Alkami Technology, Inc. (a)	105,901	$ 1,900,923
Altair Engineering, Inc. Class A (a)	59,809	3,715,335
Alteryx, Inc. Class A (a)	85,060	2,722,771
American Software, Inc. Class A	81,005	888,625
Amplitude, Inc. Class A (a)	140,870	1,403,065
ANSYS, Inc. (a)	60,286	16,775,182
Appfolio, Inc. Class A (a)	22,978	4,309,983
AppLovin Corp. Class A (a)	175,558	6,397,334
Asana, Inc. Class A (a)	128,967	2,382,020
Aspen Technology, Inc. (a)	29,597	5,260,867
Atlassian Corp. Class A (a)	106,033	19,153,801
Aurora Innovation, Inc. (a)	1,471,040	2,574,320
Autodesk, Inc. (a)	144,109	28,480,262
AvePoint, Inc. (a)	235,446	1,763,491
Bentley Systems, Inc. Class B	177,425	8,629,952
Bill Holdings, Inc. (a)	77,902	7,111,674
Blackbaud, Inc. (a)	53,184	3,478,234
Blackline, Inc. (a)	67,242	3,301,582
Box, Inc. Class A (a)	155,038	3,854,245
Braze, Inc. Class A (a)	75,276	3,205,252
C3.ai, Inc. Class A (a)	122,313	2,984,437
Cadence Design Systems, Inc. (a)	180,212	43,223,848
CCC Intelligent Solutions Holdings, Inc. (a)	284,281	3,061,706
Cerence, Inc. (a)	100,561	1,539,589
Cipher Mining, Inc. (a)	24,204	80,599
Cleanspark, Inc. (a)	13,932	57,121
Clear Secure, Inc. Class A	130,298	2,191,612
Clearwater Analytics Holdings, Inc. Class A (a)	174,536	3,155,611
Confluent, Inc. Class A (a)	2,239	64,729
Consensus Cloud Solutions, Inc. (a)	47,962	1,035,500
Couchbase, Inc. (a)	75,476	1,174,407
CS Disco, Inc. (a)	60,250	338,002
Datadog, Inc. Class A (a)	176,967	14,417,501
Digimarc Corp. (a)	2,290	59,403
Digital Turbine, Inc. (a)	248,766	1,179,151
DocuSign, Inc. (a)	164,324	6,388,917
Domo, Inc. Class B (a)	76,006	620,209
DoubleVerify Holdings, Inc. (a)	122,239	3,401,911
Dropbox, Inc. Class A (a)	237,865	6,255,849
Dynatrace, Inc. (a)	172,895	7,730,135
E2open Parent Holdings, Inc. (a)	383,072	1,107,078
Ebix, Inc.	62,679	381,715
Elastic NV (a)	78,278	5,873,981
Enfusion, Inc. Class A (a)	40,637	337,287
EngageSmart, Inc. (a)	125,317	2,838,430
Envestnet, Inc. (a)	55,611	2,057,607
Everbridge, Inc. (a)	95,854	1,975,551
Expensify, Inc. Class A (a)	86,538	231,056

	Shares	Value

Fair Isaac Corp. (a)	18,164	$ 15,364,383
Five9, Inc. (a)	71,767	4,153,156
Freshworks, Inc. Class A (a)	200,182	3,591,265
Guidewire Software, Inc. (a)	75,210	6,778,677
HashiCorp, Inc. Class A (a)	122,312	2,408,323
HubSpot, Inc. (a)	33,209	14,072,978
Informatica, Inc. Class A (a)	91,226	1,749,715
Intapp, Inc. (a)	48,472	1,657,742
InterDigital, Inc.	40,042	3,013,160
Intuit, Inc.	181,144	89,657,223
Jamf Holding Corp. (a)	123,314	1,980,423
LivePerson, Inc. (a)	173,090	456,958
LiveRamp Holdings, Inc. (a)	111,842	3,093,550
Manhattan Associates, Inc. (a)	48,819	9,518,729
Marathon Digital Holdings, Inc. (a)	281,603	2,480,922
Matterport, Inc. (a)	627,032	1,279,145
MeridianLink, Inc. (a)	51,102	839,095
MicroStrategy, Inc. Class A (a)	12,885	5,455,380
Mitek Systems, Inc. (a)	106,203	1,134,248
Model N, Inc. (a)	80,748	1,946,027
nCino, Inc. (a)	97,434	2,737,895
NCR Voyix Corp. (a)	158,810	2,428,205
New Relic, Inc. (a)	62,582	5,423,982
Nutanix, Inc. Class A (a)	212,404	7,686,901
Olo, Inc. Class A (a)	249,963	1,277,311
ON24, Inc.	84,166	517,621
PagerDuty, Inc. (a)	139,796	2,819,685
Palantir Technologies, Inc. Class A (a)	1,276,459	18,891,593
Pegasystems, Inc.	64,141	2,741,386
PowerSchool Holdings, Inc. Class A (a)	135,207	2,693,323
Procore Technologies, Inc. (a)	77,140	4,712,483
PROS Holdings, Inc. (a)	90,048	2,804,995
PTC, Inc. (a)	84,237	11,828,560
Q2 Holdings, Inc. (a)	100,167	3,008,015
Rimini Street, Inc. (a)	135,058	293,076
RingCentral, Inc. Class A (a)	106,451	2,829,468
Riot Platforms, Inc. (a)	266,958	2,610,849
Roper Technologies, Inc.	70,986	34,681,630
Salesforce, Inc. (a)	634,919	127,510,783
SEMrush Holdings, Inc. Class A (a)	74,050	598,324
Smartsheet, Inc. Class A (a)	126,014	4,982,594
SoundHound AI, Inc. Class A (a)	365,320	580,859
SoundThinking, Inc. (a)	23,333	352,095
Splunk, Inc. (a)	117,070	17,228,021
Sprinklr, Inc. Class A (a)	187,504	2,548,179
Sprout Social, Inc. Class A (a)	69,184	2,994,284
SPS Commerce, Inc. (a)	33,593	5,386,302
Synopsys, Inc. (a)	100,260	47,066,054
Terawulf, Inc. (a)	34,734	38,555
Tyler Technologies, Inc. (a)	31,083	11,590,851
4	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
		Shares	Value
SOFTWARE – continued
Application Software – continued
Unity Software, Inc. (a)		199,261	$ 5,055,252
Verint Systems, Inc. (a)		92,224	1,734,733
Vertex, Inc. Class A (a)		106,961	2,589,526
Weave Communications, Inc. (a)		7,380	52,841
Workday, Inc. Class A (a)		137,139	29,033,698
Workiva, Inc. (a)		50,567	4,403,880
Yext, Inc. (a)		247,583	1,492,925
Zeta Global Holdings Corp. Class A (a)		295,597	2,305,657
Zoom Video Communications, Inc. Class A (a)		174,971	10,494,761
			967,442,954
Systems Software – 27.7%
A10 Networks, Inc.		176,388	1,917,337
Adeia, Inc.		243,373	2,051,634
Appian Corp. Class A (a)		61,282	2,418,188
CommVault Systems, Inc. (a)		52,829	3,452,375
Crowdstrike Holdings, Inc. Class A (a)		152,580	26,971,567
Dolby Laboratories, Inc. Class A		59,761	4,837,055
Fortinet, Inc. (a)		445,628	25,476,553
Gen Digital, Inc.		463,838	7,727,541
Gitlab, Inc. Class A (a)		92,395	3,998,856
JFrog Ltd. (a)		113,784	2,559,002
Microsoft Corp.		4,442,243	1,501,966,781
N-Able, Inc. (a)		159,778	2,070,723
OneSpan, Inc. (a)		83,571	660,211
Oracle Corp.		1,040,739	107,612,413
Palo Alto Networks, Inc. (a)		200,035	48,612,506
Progress Software Corp.		61,661	3,168,142
Qualys, Inc. (a)		38,387	5,871,292
Rapid7, Inc. (a)		82,008	3,812,552
SentinelOne, Inc. Class A (a)		276,368	4,319,632
ServiceNow, Inc. (a)		132,084	76,853,075
SolarWinds Corp. (a)		124,426	1,145,963
Tenable Holdings, Inc. (a)		118,815	5,003,300
Teradata Corp. (a)		101,493	4,335,781
UiPath, Inc. Class A (a)		334,562	5,195,748
Varonis Systems, Inc. (a)		142,246	4,785,155
VMware, Inc. Class A (a)		161,869	23,576,220
Xperi, Inc. (a)		106,683	905,739
Zscaler, Inc. (a)		67,693	10,742,202
Zuora, Inc. Class A (a)		269,006	1,993,334
			1,894,040,877
TOTAL SOFTWARE	2,861,483,831

		Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 24.1%
Technology Hardware, Storage & Peripherals – 24.1%
Apple, Inc.		9,060,297	$ 1,547,226,919
Avid Technology, Inc. (a)		88,777	2,398,755
Corsair Gaming, Inc. (a)		116,048	1,484,254
DELL Technologies, Inc. Class C		200,606	13,422,547
Hewlett Packard Enterprise Co.		933,441	14,356,323
HP, Inc.		621,010	16,351,193
IonQ, Inc. (a)		297,183	2,864,844
NetApp, Inc.		160,019	11,646,183
Pure Storage, Inc. Class A (a)		252,337	8,531,514
Seagate Technology Holdings PLC		149,881	10,229,378
Super Micro Computer, Inc. (a)		39,873	9,548,387
Western Digital Corp. (a)		251,494	10,097,484
Xerox Holdings Corp.		203,942	2,618,615
TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS	1,650,776,396
TOTAL COMMON STOCKS (Cost $4,583,874,922)			6,832,218,021
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund 5.25% (b) (Cost $10,434,000)		10,434,000	10,434,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $4,594,308,922)	6,842,652,021
NET OTHER ASSETS (LIABILITIES) (c) – 0.0%	1,739,971
NET ASSETS – 100.0%	$ 6,844,391,992

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $622,500 of cash collateral to cover margin requirements for futures contracts.

Quarterly Report	5

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	10	December 2023	$ 834,200	$ (56,073)	$ (56,073)
CME E-mini Technology Select Sector Index Contracts (United States)	59	December 2023	9,804,620	(378,423)	(378,423)
Total Equity Index Contracts					$ (434,496)
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund’s investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund’s fair valuation practices and maintains the fair valuation policies and procedures. The Fund’s investment adviser reports to the Board information regarding the fair valuation process and related material matters.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
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Schedule of Investments (Unaudited)–continued
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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